WARRANTS (Details Narrative) - $ / shares	2 Months Ended	5 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued		30,016,875
Public warrants issued	13,750,000
Private placement warrants issued	12,125,000
Share redemption price per share	$ 18.00	$ 18.00
Warrant Price	0.01
Warrants issued		30,016,875
Public warrants issued		15,812,500
Private warrants issued		14,204,375
Share redemption price per share	$ 18.00	$ 18.00
Warrant [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued	25,875,000
Warrants issued	25,875,000